Schedule of Investments (unaudited)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 92.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	1,706,285	$128,824,518

Total Investment Companies
(Cost: $139,101,766)		128,824,518

Short-Term Securities

Money Market Funds — 50.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(a)(c)(d)	63,965,607	63,984,797
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(a)(c)	6,790,000	6,790,000

Total Short-Term Securities — 50.8%
(Cost: $70,771,958)		70,774,797

Total Investments in Securities — 143.4%
(Cost: $209,873,724)		199,599,315

Liabilities in Excess of Other Assets — (43.4)%		(60,456,613)

Net Assets — 100.0%		$139,142,702

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$50,132,602	$13,834,019	(a)	$—	$15,672	$2,504	$63,984,797	63,965,607	$373,387	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	880,000	5,910,000	(a)	—	—	—	6,790,000	6,790,000	116,112		3
iShares iBoxx $ High Yield Corporate Bond ETF	107,333,659	42,638,534		(24,230,577)	(4,303,488)	7,386,390	128,824,518	1,706,285	5,309,437		—
					$(4,287,816)	$7,388,894	$199,599,315		$5,798,936		$3

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
0.77%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/05/24	USD	1,520	$66,328	$2	$66,326
1.44%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/22/24	USD	2,600	98,808	3	98,805
1.64%	Annual	1-Day SOFR, 5.06%	Annual	N/A	03/14/24	USD	1,500	54,666	2	54,664
0.44%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/17/24	USD	6,120	292,549	(10,372)	302,921
2.94%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/04/24	USD	4,000	145,441	10	145,431

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2023

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
3.20%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/09/24	USD	1,000	$31,345	$2	$31,343
3.14%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/15/24	USD	2,000	66,072	5	66,067
0.33%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/15/25	USD	16,400	1,753,733	(82,234)	1,835,967
4.22%	Annual	1-Day SOFR, 5.06%	Annual	N/A	11/01/25	USD	1,000	13,098	6	13,092
3.90%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/02/25	USD	3,200	70,634	20	70,614
3.90%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/27/25	USD	1,000	21,638	6	21,632
4.02%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/05/26	USD	1,500	27,396	10	27,386
3.77%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/13/26	USD	2,000	50,278	13	50,265
3.83%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/07/26	USD	1,000	22,597	7	22,590
4.03%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/10/26	USD	2,000	34,096	14	34,082
4.19%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/16/26	USD	2,000	14,932	15	14,917
0.87%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/17/26	USD	1,250	124,555	(13,076)	137,631
4.20%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/27/26	USD	4,000	25,994	31	25,963
4.51%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/11/26	USD	2,000	(5,568)	16	(5,584)
0.87%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/29/26	USD	2,900	381,699	17	381,682
1.13%	Annual	1-Day SOFR, 5.06%	Annual	N/A	11/18/26	USD	7,600	922,820	47	922,773
1.32%	Annual	1-Day SOFR, 5.06%	Annual	N/A	11/23/26	USD	500	52,763	(3,990)	56,753
1.32%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/10/27	USD	3,776	426,143	26	426,117
1.60%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/09/27	USD	1,916	193,847	13	193,834
1.70%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/28/27	USD	1,172	113,389	8	113,381
2.64%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/15/27	USD	300	20,982	2	20,980
1.42%	Annual	1-Day SOFR, 5.06%	Annual	N/A	04/07/28	USD	9,450	1,142,624	(148,952)	1,291,576
1.23%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/08/28	USD	5,780	727,137	(86,244)	813,381
3.78%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/27/28	USD	2,000	21,353	19	21,334
4.13%	Annual	1-Day SOFR, 5.06%	Annual	N/A	07/11/28	USD	1,000	(5,784)	10	(5,794)
1.12%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/03/28	USD	1,960	285,163	(34,957)	320,120
1.14%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/12/28	USD	2,500	395,110	24	395,086
1.21%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/22/28	USD	2,100	323,568	20	323,548
1.32%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/05/29	USD	4,300	629,765	46	629,719
1.45%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/27/29	USD	4,450	618,124	48	618,076
1.73%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/28/29	USD	355	43,256	4	43,252
1.70%	Annual	1-Day SOFR, 5.06%	Annual	N/A	03/11/29	USD	842	103,677	9	103,668
2.56%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/15/29	USD	300	25,757	4	25,753
3.10%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/12/29	USD	800	42,257	10	42,247
3.44%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/22/29	USD	500	15,849	6	15,843
3.37%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/02/29	USD	450	16,241	6	16,235
3.29%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/10/30	USD	1,500	59,877	19	59,858
3.16%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/03/30	USD	1,200	56,620	15	56,605
0.77%	Annual	1-Day SOFR, 5.06%	Annual	N/A	04/01/30	USD	10,500	2,001,836	155,391	1,846,445
3.45%	Annual	1-Day SOFR, 5.06%	Annual	N/A	05/24/30	USD	1,000	24,654	13	24,641
3.54%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/01/30	USD	700	13,035	9	13,026
3.59%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/27/30	USD	1,300	18,669	18	18,651
1.59%	Annual	1-Day SOFR, 5.06%	Annual	N/A	06/04/31	USD	2,814	422,753	(103,485)	526,238
1.36%	Annual	1-Day SOFR, 5.06%	Annual	N/A	10/20/31	USD	830	158,895	11	158,884
1.28%	Annual	1-Day SOFR, 5.06%	Annual	N/A	11/30/31	USD	1,100	216,492	16	216,476
1.52%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/10/32	USD	328	57,908	5	57,903
1.61%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/12/32	USD	2,033	344,942	30	344,912
1.78%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/28/32	USD	100	15,462	1	15,461
2.76%	Annual	1-Day SOFR, 5.06%	Annual	N/A	08/23/32	USD	150	13,067	2	13,065
3.37%	Annual	1-Day SOFR, 5.06%	Annual	N/A	12/27/32	USD	300	10,609	5	10,604
3.45%	Annual	1-Day SOFR, 5.06%	Annual	N/A	01/05/33	USD	300	8,499	5	8,494
3.34%	Annual	1-Day SOFR, 5.06%	Annual	N/A	02/08/33	USD	500	18,426	8	18,418
0.86%	Annual	1-Day SOFR, 5.06%	Annual	N/A	03/30/45	USD	80	33,091	(931)	34,022
0.87%	Annual	1-Day SOFR, 5.06%	Annual	N/A	03/30/50	USD	10	4,503	(459)	4,962
1.06%	Annual	1-Day SOFR, 5.06%	Annual	N/A	09/18/50	USD	15	6,344	(683)	7,027
								$12,890,014	$(329,354)	$13,219,368

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$128,824,518	$—	$—	$128,824,518
Short-Term Securities
Money Market Funds	70,774,797	—	—	70,774,797
	$199,599,315	$—	$—	$199,599,315
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$13,230,746	$—	$13,230,746
Liabilities
Interest Rate Contracts	—	(11,378)	—	(11,378)
	$—	$13,219,368	$—	13,219,368

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

 3